UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric
Tax-Managed Emerging
Markets Fund
Semiannual Report
December 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report December 31, 2023
Parametric
Tax-Managed Emerging Markets Fund

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	06/30/1998	06/30/1998	4.78%	10.65%	3.60%	1.83%

MSCI Emerging Markets Index	—	—	4.71%	9.83%	3.68%	2.66%
% After-Tax Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I After Taxes on Distributions	06/30/1998	06/30/1998	9.11%	2.57%	1.21%
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	7.26	3.12	1.66
% Total Annual Operating Expense Ratio[3]	Class I
0.96%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)[1]
Tencent Holdings, Ltd.	1.1%
Samsung Electronics Co., Ltd.	1.1
Taiwan Semiconductor Manufacturing Co., Ltd.	1.0
Delta Electronics (Thailand) PCL	0.9
America Movil SAB de CV, Series B	0.7
MercadoLibre, Inc.	0.6
Turkiye Petrol Rafinerileri AS	0.6
Southern Copper Corp.	0.6
Naspers, Ltd., Class N	0.6
Al Salam Bank BSC	0.6
Total	7.8%

Footnotes:
[1]	Excludes cash and cash equivalents.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class I shares are offered at net asset value (NAV). Prior to September 1, 2016, Class I shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,047.80	$4.94	0.96%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.31	$4.88	0.96%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 101.1%
Security	Shares	Value
Argentina — 1.1%
Banco BBVA Argentina S.A. ADR(1)(2)	11,711	$ 63,708
Banco Macro S.A. ADR(1)(2)	1,900	54,530
Central Puerto S.A. ADR(2)	18,400	167,440
CRESUD S.A. ADR(2)	6,766	64,142
Despegar.com Corp.(1)	27,049	255,883
IRSA Inversiones y Representaciones S.A. ADR	16,180	139,145
Loma Negra Cia Industrial Argentina S.A. ADR	13,400	95,006
MercadoLibre, Inc.(1)	1,927	3,028,358
Pampa Energia S.A. ADR(1)	6,575	325,594
Telecom Argentina S.A. ADR(1)(2)	17,600	125,840
Transportadora de Gas del Sur S.A., Class B ADR(1)(2)	26,370	397,923
YPF S.A. ADR(1)	29,664	509,924
		$ 5,227,493
Bahrain — 0.6%
Al Salam Bank BSC	5,271,911	$ 2,792,081
GFH Financial Group BSC	956,057	235,851
		$ 3,027,932
Bangladesh — 0.5%
Al-Arafah Islami Bank PLC	339,673	$ 65,613
Bangladesh Export Import Co., Ltd.	247,636	234,662
Beximco Pharmaceuticals, Ltd.	79,073	94,744
British American Tobacco Bangladesh Co., Ltd.	21,052	89,541
Grameenphone, Ltd.	72,336	169,981
Jamuna Oil Co., Ltd.	50,340	69,031
Khulna Power Co., Ltd.	231,595	50,434
LafargeHolcim Bangladesh, Ltd.	194,809	103,484
LankaBangla Finance PLC	629,970	134,317
Meghna Petroleum, Ltd.	38,062	61,974
Olympic Industries, Ltd.	50,610	47,082
Padma Oil Co., Ltd.	25,811	44,261
Pubali Bank PLC	399,988	84,189
Social Islami Bank, Ltd.	1,464,183	141,415
Square Pharmaceuticals PLC	292,370	502,956
Summit Power, Ltd.(1)	372,759	103,931
Titas Gas Transmission & Distribution Co., Ltd.	163,853	54,941
Unique Hotel & Resorts PLC	394,668	178,365
United Commercial Bank PLC	1,244,659	127,018
		$ 2,357,939
Botswana — 0.7%
Absa Bank Botswana, Ltd.	381,132	$ 180,674
Security	Shares	Value
Botswana (continued)
Botswana Insurance Holdings, Ltd.	263,881	$ 394,444
First National Bank of Botswana, Ltd.	2,675,396	859,168
Letshego Holdings, Ltd.	2,688,951	251,240
Sechaba Breweries Holdings, Ltd.	975,629	1,650,856
		$ 3,336,382
Brazil — 4.8%
Adecoagro S.A.	20,500	$ 227,550
Allos S.A.	33,689	183,087
AMBEV S.A.	334,325	939,590
Arcos Dorados Holdings, Inc., Class A	25,165	319,344
Arezzo Industria e Comercio S.A.	8,000	106,171
B3 S.A. - Brasil Bolsa Balcao	107,755	322,400
Banco Bradesco S.A., PFC Shares	75,130	261,992
Banco do Brasil S.A.	27,600	314,624
Blau Farmaceutica S.A.	18,700	63,096
Braskem S.A., Class A, PFC Shares(1)	28,900	127,443
CCR S.A.	119,400	348,500
Centrais Eletricas Brasileiras S.A., Class B, PFC Shares	65,766	636,504
Cia Brasileira de Distribuicao(1)	17,556	14,999
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	48,898	744,717
Cogna Educacao S.A.(1)	267,100	191,532
Cosan S.A.	75,536	297,534
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	19,852	108,319
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	318,711
Engie Brasil Energia S.A.	12,825	119,652
Equatorial Energia S.A.	54,600	401,655
Fleury S.A.	69,995	259,902
Grendene S.A.	79,100	115,210
Grupo Casas Bahia S.A.(1)	6,692	15,671
Grupo De Moda Soma S.A.	63,000	96,506
Hapvida Participacoes e Investimentos S.A.(1)(3)	808,757	740,336
Hypera S.A.	77,800	573,054
Iguatemi S.A.	33,840	168,931
Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	38,800	175,799
Itau Unibanco Holding S.A., PFC Shares	53,893	374,960
Itausa S.A., PFC Shares	62,788	133,889
JBS S.A.	51,902	263,509
Klabin S.A., PFC Shares	235,000	213,374
Localiza Rent a Car S.A.	52,932	693,028
Lojas Renner S.A.	177,155	635,673
Magazine Luiza S.A.(1)	332,541	147,848
Multiplan Empreendimentos Imobiliarios S.A.	27,000	157,465

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Natura & Co. Holding S.A.(1)	58,700	$ 201,272
NU Holdings, Ltd., Class A(1)	46,800	389,844
Odontoprev S.A.	89,700	214,591
Oncoclinicas do Brasil Servicos Medicos S.A.(1)	76,100	203,945
Pet Center Comercio e Participacoes S.A.	57,179	46,495
Petroleo Brasileiro S.A., PFC Shares	326,791	2,493,352
Raia Drogasil S.A.	68,952	417,408
Rede D'Or Sao Luiz S.A.(3)	178,400	1,056,954
Rumo S.A.	70,999	335,635
Sendas Distribuidora S.A.	59,280	164,234
Suzano S.A.	31,841	362,600
Telefonica Brasil S.A.	90,505	994,157
TIM S.A.	158,975	585,450
TOTVS S.A.	78,600	545,118
Transmissora Alianca de Energia Electrica S.A.	40,076	316,669
Ultrapar Participacoes S.A.	73,348	397,895
Vale S.A.	100,618	1,593,656
Vibra Energia S.A.	185,864	870,592
Weg S.A.	119,728	909,541
YDUQS Participacoes S.A.	58,400	269,299
		$ 23,181,282
Bulgaria — 0.3%
Bulgartabak Holding(1)	3,450	$ 16,361
Industrial Holding Bulgaria PLC(1)	443,968	426,360
Sopharma AD	246,595	796,175
		$ 1,238,896
Chile — 2.4%
Aguas Andinas S.A., Series A	522,654	$ 168,791
Banco de Chile	6,307,082	741,247
Banco de Credito e Inversiones S.A.	9,960	269,516
Banco Santander Chile ADR	28,749	560,318
CAP S.A.	12,124	99,010
Cencosud S.A.	381,660	717,276
Cencosud Shopping S.A.	230,782	369,388
Cia Cervecerias Unidas S.A. ADR	31,700	397,518
Cia Sud Americana de Vapores S.A.	10,549,689	647,469
Colbun S.A.	1,586,584	252,458
Embotelladora Andina S.A., Series B ADR	23,172	345,495
Empresa Nacional de Telecomunicaciones S.A.	65,399	239,876
Empresas CMPC S.A.	110,776	213,650
Empresas COPEC S.A.	194,377	1,414,577
Enel Americas S.A.(1)	4,344,865	480,506
Enel Chile S.A.	4,949,300	320,579
Falabella S.A.(1)	390,387	974,942
Security	Shares	Value
Chile (continued)
Inversiones Aguas Metropolitanas S.A.	149,380	$ 124,772
Parque Arauco S.A.	315,323	508,126
Plaza S.A.(1)	163,930	232,314
Quinenco S.A.	108,178	351,629
Ripley Corp. S.A.	1,176,774	234,268
Sociedad Quimica y Minera de Chile S.A. ADR	27,200	1,637,984
Sonda S.A.	210,171	92,028
Vina Concha y Toro S.A.	162,058	190,439
		$ 11,584,176
China — 14.9%
AAC Technologies Holdings, Inc.(2)	70,500	$ 209,509
Agricultural Bank of China, Ltd., Class H	696,000	268,473
Air China, Ltd., Class H(1)	366,000	231,694
Akeso, Inc.(1)(3)	38,000	225,945
Alibaba Group Holding, Ltd. ADR	23,109	1,791,179
Alibaba Health Information Technology, Ltd.(1)	456,000	247,939
Aluminum Corp. of China, Ltd., Class H	534,000	266,966
Anhui Conch Cement Co., Ltd., Class H	186,000	429,502
ANTA Sports Products, Ltd.	69,143	672,022
Baidu, Inc. ADR(1)	5,200	619,268
Bank of China, Ltd., Class H	844,275	320,809
Bank of Communications, Ltd., Class H	369,000	230,339
BeiGene, Ltd. ADR(1)	4,425	798,093
Beijing Capital International Airport Co., Ltd., Class H(1)	360,000	105,622
Beijing Enterprises Holdings, Ltd.	95,500	332,111
Beijing Haixin Energy Technology Co., Ltd., Class A(1)	85,280	42,168
BOE Technology Group Co., Ltd., Class A	353,900	194,613
BYD Co., Ltd., Class H	13,672	377,137
BYD Electronic (International) Co., Ltd.	92,500	433,709
CGN Power Co., Ltd., Class H(3)	1,143,000	298,738
Changchun High & New Technology Industry Group, Inc., Class A	11,600	238,382
Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	207,113
China CITIC Bank Corp., Ltd., Class H	153,000	72,159
China Conch Venture Holdings, Ltd.	86,500	71,810
China Construction Bank Corp., Class H	1,275,745	758,877
China Everbright Environment Group, Ltd.	262,148	85,336
China Gas Holdings, Ltd.	340,800	336,717
China Hongqiao Group, Ltd.	202,500	165,810
China International Marine Containers Co., Ltd., Class H	105,261	67,355
China Life Insurance Co., Ltd., Class H	106,000	137,657
China Longyuan Power Group Corp., Ltd., Class H	678,000	514,862
China Medical System Holdings, Ltd.	217,000	384,552
China Mengniu Dairy Co., Ltd.	163,000	439,108
China Merchants Bank Co., Ltd., Class H	56,000	194,798

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Merchants Port Holdings Co., Ltd.	84,000	$ 114,471
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A(4)	935,252	0
China National Building Material Co., Ltd., Class H	532,000	227,820
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	77,200	210,410
China Oilfield Services, Ltd., Class H	266,000	271,876
China Overseas Land & Investment, Ltd.	346,360	611,076
China Petroleum & Chemical Corp., Class H	3,548,200	1,859,447
China Power International Development, Ltd.	694,000	255,282
China Railway Group, Ltd., Class H	400,000	178,356
China Resources Beer Holdings Co., Ltd.	112,000	491,450
China Resources Gas Group, Ltd.	198,000	649,859
China Resources Land, Ltd.	261,111	936,871
China Resources Mixc Lifestyle Services, Ltd.(3)	44,200	157,647
China Resources Power Holdings Co., Ltd.	272,000	545,048
China Shenhua Energy Co., Ltd., Class H	431,574	1,480,051
China Southern Airlines Co., Ltd., Class H(1)(2)	562,500	238,568
China State Construction International Holdings, Ltd.	180,000	208,297
China Tourism Group Duty Free Corp., Ltd., Class A	11,076	130,742
China Vanke Co., Ltd., Class H	290,917	269,250
China Yangtze Power Co., Ltd., Class A	236,900	779,694
Chinasoft International, Ltd.	294,000	225,670
CITIC Securities Co., Ltd., Class H	43,500	88,876
CITIC, Ltd.	415,000	414,939
CMOC Group, Ltd., Class H	1,020,000	558,021
COFCO Joycome Foods, Ltd.(1)(2)(5)	452,000	108,847
Contemporary Amperex Technology Co., Ltd., Class A	10,620	244,478
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	330,000	311,379
COSCO SHIPPING Holdings Co., Ltd., Class H	350,294	352,209
Country Garden Services Holdings Co., Ltd.(2)	153,425	132,859
CRRC Corp., Ltd., Class H	327,000	144,149
CSPC Pharmaceutical Group, Ltd.	924,560	860,506
Daqo New Energy Corp. ADR(1)	5,500	146,300
Dongfeng Motor Group Co., Ltd., Class H	586,000	292,015
Dongyue Group, Ltd.	189,000	136,855
East Money Information Co., Ltd., Class A	95,289	188,806
ESR Cayman, Ltd.(3)	328,000	453,609
Flat Glass Group Co., Ltd., Class H(2)	40,000	67,516
Fufeng Group, Ltd.	162,000	89,859
Full Truck Alliance Co., Ltd. ADR(1)	36,500	255,865
Ganfeng Lithium Group Co., Ltd., Class A	23,100	139,377
Ganfeng Lithium Group Co., Ltd., Class H(2)(3)	49,200	185,875
GCL Technology Holdings, Ltd.	1,245,000	197,705
GEM Co., Ltd., Class A	124,200	95,599
Genscript Biotech Corp.(1)	72,000	183,246
Security	Shares	Value
China (continued)
GoerTek, Inc., Class A	226,900	$ 671,758
Great Wall Motor Co., Ltd., Class H(2)	316,259	411,119
Guangdong Investment, Ltd.	646,829	470,803
Guanghui Energy Co., Ltd., Class A	306,545	308,445
Guangzhou Automobile Group Co., Ltd., Class H	381,199	177,261
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	46,000	128,074
Haier Smart Home Co., Ltd., Class A	135,829	402,402
Hansoh Pharmaceutical Group Co., Ltd.(3)	176,000	355,707
Hollysys Automation Technologies Ltd.(1)	4,900	129,115
Hua Hong Semiconductor, Ltd.(1)(2)(3)	66,000	159,501
Huadong Medicine Co., Ltd., Class A	30,560	178,758
Hualan Biological Engineering, Inc., Class A	59,670	186,155
Huaneng Power International, Inc., Class H(1)	764,000	405,291
Huayu Automotive Systems Co., Ltd., Class A	82,100	188,422
Hundsun Technologies, Inc., Class A	23,173	93,922
Hygeia Healthcare Holdings Co., Ltd.(2)(3)	32,200	145,763
Iflytek Co., Ltd., Class A	37,950	247,838
Industrial & Commercial Bank of China, Ltd., Class H	1,016,000	495,141
Industrial Bank Co., Ltd., Class A	93,482	213,685
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	129,423
Innovent Biologics, Inc.(1)(3)	90,000	492,882
JA Solar Technology Co., Ltd., Class A	23,660	69,155
JD Health International, Inc.(1)(3)	71,100	356,904
JD Logistics, Inc.(1)(3)	107,700	135,055
JD.com, Inc., Class A	23,400	337,968
Jiangsu Expressway Co., Ltd., Class H	390,000	350,920
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	53,872	343,774
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	238,887
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	38,750	189,003
Jiangxi Copper Co., Ltd., Class H	255,000	360,697
JinkoSolar Holding Co., Ltd. ADR(2)	6,100	225,334
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., Class A(1)	41,300	163,578
KE Holdings, Inc. ADR	71,400	1,157,394
Kingboard Holdings, Ltd.	71,200	170,281
Kingboard Laminates Holdings, Ltd.	180,500	155,359
Kingsoft Corp., Ltd.	44,400	137,259
Kunlun Energy Co., Ltd.	510,000	460,257
Kweichow Moutai Co., Ltd., Class A	4,910	1,195,202
Legend Biotech Corp. ADR(1)	5,317	319,924
Lenovo Group, Ltd.	632,000	884,446
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	157,694
Li Ning Co., Ltd.	70,312	188,691
Longfor Group Holdings, Ltd.(3)	155,000	248,758
LONGi Green Energy Technology Co., Ltd., Class A	241,144	778,532

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Luxshare Precision Industry Co., Ltd., Class A	179,851	$ 873,345
Luzhou Laojiao Co., Ltd., Class A	7,900	200,241
Maanshan Iron & Steel Co., Ltd., Class H	1,305,000	205,708
Meituan, Class B(1)(3)	32,841	344,790
MMG, Ltd.(1)	1,232,000	364,295
NARI Technology Co., Ltd., Class A	96,652	304,090
NetEase, Inc. ADR	7,200	670,752
Nine Dragons Paper Holdings, Ltd.(1)	473,000	233,039
Nongfu Spring Co., Ltd., Class H(2)(3)	93,200	539,303
Orient Overseas International, Ltd.	8,500	118,711
PDD Holdings, Inc. ADR(1)	4,900	716,919
PetroChina Co., Ltd., Class H	3,032,300	2,003,713
PICC Property & Casualty Co., Ltd., Class H	130,000	154,702
Ping An Bank Co., Ltd., Class A	44,700	59,189
Ping An Insurance Group Co. of China, Ltd., Class H	75,046	339,756
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	145,015	236,360
Poly Developments and Holdings Group Co., Ltd., Class A	74,600	104,213
Postal Savings Bank of China Co., Ltd., Class H(3)	136,000	65,025
Sanan Optoelectronics Co., Ltd., Class A	53,900	105,219
SDIC Power Holdings Co., Ltd., Class A	112,800	209,555
Shandong Gold Mining Co., Ltd., Class A	86,844	279,752
Shandong Gold Mining Co., Ltd., Class H(3)	56,000	106,251
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	179,200	174,647
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	173,400	253,690
Shanxi Coking Coal Energy Group Co., Ltd., Class A	104,430	145,467
Shenergy Co., Ltd., Class A	227,799	206,158
Shenwan Hongyuan Group Co., Ltd., Class A	139,900	87,611
Shenzhen Energy Group Co., Ltd., Class A	290,352	264,002
Shenzhen Inovance Technology Co., Ltd., Class A	37,700	335,804
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,400	303,436
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	259,148
Shougang Fushan Resources Group, Ltd.	290,000	106,962
Sichuan Chuantou Energy Co., Ltd., Class A	152,000	324,053
Silergy Corp.	8,000	129,847
Sino Biopharmaceutical, Ltd.	1,422,750	632,898
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	169,240
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	1,272,000	184,151
Sinopharm Group Co., Ltd., Class H	138,800	363,766
Smoore International Holdings, Ltd.(2)(3)	144,000	120,018
Sunny Optical Technology Group Co., Ltd.	47,200	429,090
TBEA Co., Ltd., Class A	218,684	425,438
TCL Technology Group Corp., Class A	410,080	248,585
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	25,375	55,925
Security	Shares	Value
China (continued)
Tencent Holdings, Ltd.	144,411	$ 5,452,216
Tianqi Lithium Corp., Class A	11,800	92,798
Tianqi Lithium Corp., Class H(2)	13,200	72,932
Tingyi (Cayman Islands) Holding Corp.	278,000	339,047
Tongwei Co., Ltd., Class A	36,500	128,765
TravelSky Technology, Ltd., Class H	93,000	160,809
Trina Solar Co., Ltd., Class A	15,873	63,872
Trip.com Group, Ltd. ADR(1)	12,900	464,529
Tsingtao Brewery Co., Ltd., Class H	70,000	470,352
Uni-President China Holdings, Ltd.	290,000	206,344
Wanhua Chemical Group Co., Ltd., Class A	41,920	454,378
Want Want China Holdings, Ltd.	391,000	236,328
Weichai Power Co., Ltd., Class H	222,200	371,218
Weimob, Inc.(1)(2)(3)	197,000	72,785
WH Group, Ltd.(3)	573,500	370,366
Wuliangye Yibin Co., Ltd., Class A	21,600	427,580
WuXi AppTec Co., Ltd., Class H(2)(3)	29,800	303,605
WuXi Biologics Cayman, Inc.(1)(3)	146,500	554,100
Xiaomi Corp., Class B(1)(3)	848,401	1,698,875
Xinjiang Zhongtai Chemical Co., Ltd., Class A	112,800	97,020
Xinyi Glass Holdings, Ltd.	132,000	148,260
Xinyi Solar Holdings, Ltd.	382,000	223,335
Yangzijiang Financial Holdings, Ltd.(2)	316,000	77,731
Yangzijiang Shipbuilding Holdings, Ltd.	316,000	356,510
Yankuang Energy Group Co., Ltd., Class H(2)	492,000	935,819
Youngor Fashion Co. Ltd.	80,800	74,617
Yuexiu Property Co., Ltd.	109,000	88,884
Zai Lab, Ltd. ADR(1)(2)	7,289	199,208
Zhaojin Mining Industry Co., Ltd., Class H	278,000	345,366
Zhejiang Expressway Co., Ltd., Class H	274,000	182,919
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	77,088	159,411
Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	173,671
Zijin Mining Group Co., Ltd., Class H	546,000	890,072
ZTE Corp., Class H	172,939	386,501
ZTO Express Cayman, Inc. ADR	21,080	448,582
		$ 72,061,353
Colombia — 0.6%
Bancolombia S.A.	23,816	$ 204,093
Bancolombia S.A. ADR, PFC Shares	10,200	313,854
Cementos Argos S.A.	273,378	430,966
Ecopetrol S.A.	2,047,309	1,233,589
Geopark, Ltd.	11,800	101,126
Grupo de Inversiones Suramericana S.A.	27,218	203,546
Interconexion Electrica S.A.	110,389	440,198
		$ 2,927,372

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Croatia — 0.6%
AD Plastik DD(1)	23,140	$ 349,862
Adris Grupa DD, PFC Shares	5,222	326,271
Arena Hospitality Group DD	2,091	70,172
Atlantic Grupa DD	2,113	131,671
Ericsson Nikola Tesla DD	609	133,623
Hrvatski Telekom DD	25,199	759,268
Koncar-Elektroindustrija DD	730	150,779
Plava Laguna DD	217	81,944
Podravka Prehrambena Ind DD	1,999	359,809
Valamar Riviera DD	93,891	489,566
Zagrebacka Banka DD	6,564	108,717
		$ 2,961,682
Czech Republic — 0.6%
CEZ AS	52,673	$ 2,257,734
Colt Cz Group SE	3,902	92,649
Komercni Banka AS	11,144	360,864
Moneta Money Bank AS(3)	44,692	186,995
Philip Morris CR AS	215	150,226
		$ 3,048,468
Egypt — 0.5%
Commercial International Bank - Egypt (CIB)	425,736	$ 545,069
E Finance Investment Group	397,447	122,105
Eastern Co. SAE	811,698	399,643
EFG Holding SAE(1)	329,280	96,288
Egypt Kuwait Holding Co. SAE	563,283	444,947
Egyptian International Pharmaceutical Industries Co.	37,035	24,148
ElSewedy Electric Co.	557,611	279,890
Madinet Masr for Housing & Development	728,217	52,387
Oriental Weavers	309,329	92,086
Talaat Moustafa Group	268,673	112,479
		$ 2,169,042
Estonia — 0.7%
AS Tallink Grupp(1)	3,024,294	$ 2,304,547
AS Tallinna Kaubamaja Grupp	100,792	1,101,577
		$ 3,406,124
Ghana — 0.2%
Aluworks, Ltd.(1)	5,176,100	$ 43,260
CalBank PLC(1)	341,902	13,709
GCB Bank PLC(1)	1,100,970	312,899
Societe Generale Ghana PLC(1)	1,345,362	176,827
Security	Shares	Value
Ghana (continued)
Standard Chartered Bank of Ghana, Ltd.(1)	210,466	$ 324,367
Unilever Ghana PLC(1)	249,000	168,534
		$ 1,039,596
Greece — 1.2%
Aegean Airlines S.A.(1)	6,052	$ 75,734
Alpha Services and Holdings S.A.(1)	115,150	195,599
Athens Water Supply & Sewage Co. S.A.	7,175	48,242
Costamare, Inc.	13,966	145,386
Eurobank Ergasias Services and Holdings S.A., Class A(1)	228,361	405,735
GEK Terna Holding Real Estate Construction S.A.	9,891	143,658
Hellenic Telecommunications Organization S.A.	55,732	793,876
Helleniq Energy Holdings S.A.	23,858	191,884
Holding Co. ADMIE IPTO S.A.	39,952	97,860
HUUUGE, Inc.(1)(2)(3)	13,930	94,929
JUMBO S.A.	22,835	633,486
LAMDA Development S.A.(1)	8,969	66,932
Motor Oil (Hellas) Corinth Refineries S.A.	25,480	669,012
Mytilineos S.A.	12,114	490,812
National Bank of Greece S.A.(1)	60,470	420,130
OPAP S.A.	39,177	664,618
Public Power Corp. S.A.(1)	23,724	292,321
Terna Energy S.A.	5,946	104,323
Titan Cement International S.A.	12,757	301,981
		$ 5,836,518
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	60,229	$ 118,455
MOL Hungarian Oil & Gas PLC	108,132	881,235
OTP Bank Nyrt.	19,418	884,535
Richter Gedeon Nyrt.	46,034	1,161,237
		$ 3,045,462
Iceland — 0.6%
Arion Banki HF(3)	210,165	$ 234,629
Brim HF	523,945	322,048
Eik Fasteignafelag HF(1)	1,131,355	97,133
Eimskipafelag Islands HF	20,268	72,178
Festi HF	299,453	451,519
Hagar HF	396,887	233,667
Icelandair Group HF(1)	9,750,113	95,705
Islandsbanki HF	101,860	83,121
Kvika Banki HF	595,941	75,960
Marel HF	131,822	457,259
Reginn HF(1)	787,588	138,908

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Reitir Fasteignafelag HF	305,419	$ 189,576
Sildarvinnslan HF	274,152	209,665
Siminn HF	3,091,988	226,152
Sjova-Almennar Tryggingar HF	328,847	96,693
Syn HF	166,726	58,220
		$ 3,042,433
India — 7.2%
ABB India, Ltd.	2,412	$ 135,347
ACC, Ltd.	3,567	94,584
Adani Enterprises, Ltd.	8,725	298,366
Adani Green Energy, Ltd.(1)	9,292	179,006
Adani Ports and Special Economic Zone, Ltd.	13,219	162,294
Adani Power, Ltd.(1)	37,179	233,648
Adani Total Gas, Ltd.	22,093	261,960
Alkem Laboratories, Ltd.	3,800	237,311
Apollo Hospitals Enterprise, Ltd.	6,412	439,550
Ashok Leyland, Ltd.	75,540	164,328
Asian Paints, Ltd.	13,099	534,107
Astral, Ltd.	4,133	94,862
Aurobindo Pharma, Ltd.	23,200	302,480
Avenue Supermarts, Ltd.(1)(3)	4,100	199,968
Axis Bank, Ltd.	25,838	341,267
Bajaj Auto, Ltd.	1,140	93,404
Bajaj Finance, Ltd.	2,000	175,676
Bharat Forge, Ltd.	14,994	222,936
Bharat Petroleum Corp., Ltd.	36,600	198,365
Bharti Airtel, Ltd.	160,000	1,979,303
Biocon, Ltd.	74,752	224,088
Bosch, Ltd.	952	254,427
Britannia Industries, Ltd.	3,000	192,487
CG Power and Industrial Solutions, Ltd.	24,000	130,315
Cipla, Ltd.	26,154	392,713
Colgate-Palmolive (India), Ltd.	4,100	124,437
Container Corp. of India, Ltd.	11,788	121,502
Cummins India, Ltd.	1,875	44,292
Dabur India, Ltd.	16,400	109,664
Divi's Laboratories, Ltd.	6,919	324,758
DLF, Ltd.	38,758	336,885
Dr. Lal PathLabs, Ltd.(3)	4,214	130,596
Dr. Reddy's Laboratories, Ltd.	6,418	447,792
Eicher Motors, Ltd.	3,700	183,638
Embassy Office Parks REIT	41,800	162,522
Fortis Healthcare, Ltd.	43,036	216,642
GAIL (India), Ltd.	144,000	280,524
GlaxoSmithKline Pharmaceuticals, Ltd.	6,312	144,501
Security	Shares	Value
India (continued)
Glenmark Pharmaceuticals, Ltd.	12,558	$ 128,506
Godrej Consumer Products, Ltd.	9,364	126,999
Godrej Properties, Ltd.(1)	7,252	174,743
Grasim Industries, Ltd.	8,195	209,874
Havells India, Ltd.	10,504	172,562
HCL Technologies, Ltd.	42,337	746,044
HDFC Bank, Ltd.	21,816	446,548
HDFC Life Insurance Co., Ltd.(3)	7,000	54,349
Hero MotoCorp, Ltd.	7,524	374,583
Hindalco Industries, Ltd.	29,400	216,643
Hindustan Aeronautics, Ltd.(5)	5,400	181,963
Hindustan Petroleum Corp., Ltd.(1)	48,748	233,159
Hindustan Unilever, Ltd.	23,929	764,443
Hindustan Zinc, Ltd.	27,461	104,816
ICICI Bank, Ltd.	36,451	436,369
Indian Hotels Co., Ltd.	22,700	119,462
Indian Oil Corp., Ltd.	132,000	205,952
Indian Railway Catering & Tourism Corp., Ltd.	8,800	93,321
IndusInd Bank, Ltd.	5,700	109,204
Info Edge India, Ltd.	5,400	332,706
Infosys, Ltd.	115,013	2,128,601
InterGlobe Aviation, Ltd.(1)(3)	3,500	124,183
ITC, Ltd.	71,847	398,718
Jindal Steel & Power, Ltd.	26,049	233,543
Jio Financial Services, Ltd.(1)	45,331	126,735
JSW Steel, Ltd.	30,895	325,665
Kotak Mahindra Bank, Ltd.	9,041	206,707
Larsen & Toubro, Ltd.	11,538	487,778
Laurus Labs, Ltd.(3)	18,991	98,209
LTIMindtree, Ltd.(3)	2,744	206,856
Lupin, Ltd.	13,532	215,351
Mahindra & Mahindra, Ltd.	15,361	318,214
Marico, Ltd.	24,500	161,054
Maruti Suzuki India, Ltd.	3,087	381,937
Max Healthcare Institute, Ltd.	45,700	376,603
Mphasis, Ltd.	4,679	153,711
Nestle India, Ltd.	865	276,820
NTPC, Ltd.	178,878	666,899
Persistent Systems, Ltd.	2,800	248,380
Petronet LNG, Ltd.	70,400	188,418
Phoenix Mills, Ltd.	8,500	229,781
PI Industries, Ltd.	3,875	163,437
Pidilite Industries, Ltd.	4,200	136,708
Piramal Enterprises, Ltd.	9,818	109,664
Power Grid Corp. of India, Ltd.	139,964	397,741
PVR Inox, Ltd.(1)	5,206	104,106

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Reliance Industries, Ltd.	85,812	$ 2,665,540
SBI Life Insurance Co., Ltd.(3)	2,900	49,891
Siemens, Ltd.	3,216	155,117
SRF, Ltd.	3,242	96,490
State Bank of India GDR(5)	1,968	151,827
Sun Pharmaceutical Industries, Ltd.	63,892	967,009
Tata Communications, Ltd.	20,183	429,710
Tata Consultancy Services, Ltd.	33,114	1,510,764
Tata Consumer Products, Ltd.	21,272	278,241
Tata Elxsi, Ltd.	1,500	157,188
Tata Motors, Ltd.	57,286	536,311
Tata Power Co., Ltd. (The)	113,900	453,287
Tata Steel, Ltd.	197,542	330,396
Tech Mahindra, Ltd.	27,077	413,677
Titan Co., Ltd.	11,734	519,376
Torrent Pharmaceuticals, Ltd.	7,900	218,515
Trent, Ltd.	3,000	109,926
Tube Investments of India, Ltd.	2,704	114,980
United Spirits, Ltd.	14,200	190,297
UPL, Ltd.	25,559	180,399
Varun Beverages, Ltd.	11,000	163,422
Vedanta, Ltd.	52,000	161,098
Voltas, Ltd.	14,121	165,912
Wipro, Ltd.	43,053	243,960
WNS Holdings, Ltd. ADR(1)	1,500	94,800
Zee Entertainment Enterprises, Ltd.(1)	92,800	306,310
Zydus Life Sciences, Ltd.	19,960	165,134
		$ 34,698,187
Indonesia — 2.1%
Adaro Energy Indonesia Tbk PT	3,538,300	$ 546,486
Aneka Tambang Tbk PT	1,547,400	171,358
Astra Argo Lestari Tbk PT	213,500	97,477
Astra International Tbk PT	4,279,900	1,569,530
Bank Central Asia Tbk PT	817,600	499,308
Bank Mandiri Persero Tbk PT	770,400	302,642
Bank Negara Indonesia Persero Tbk PT	373,400	130,294
Bank Rakyat Indonesia Persero Tbk PT	1,527,228	567,621
Bukit Asam Tbk PT	807,500	128,007
Bumi Serpong Damai Tbk PT(1)	3,520,600	247,002
Charoen Pokphand Indonesia Tbk PT	579,700	189,131
Gudang Garam Tbk PT	100,500	132,645
Indah Kiat Pulp & Paper Tbk PT	574,600	310,566
Indocement Tunggal Prakarsa Tbk PT	157,900	96,384
Indofood CBP Sukses Makmur Tbk PT	340,600	233,661
Indofood Sukses Makmur Tbk PT	819,000	343,115
Security	Shares	Value
Indonesia (continued)
Jasa Marga (Persero) Tbk PT	881,800	$ 278,774
Kalbe Farma Tbk PT	8,791,300	919,597
Mitra Keluarga Karyasehat Tbk PT(5)	935,900	173,294
Perusahaan Gas Negara Tbk PT	1,528,700	112,159
Semen Indonesia Persero Tbk PT	863,000	358,666
Telkom Indonesia Persero Tbk PT	5,936,400	1,522,960
Transcoal Pacific Tbk PT	204,900	98,167
Unilever Indonesia Tbk PT	677,300	155,255
United Tractors Tbk PT	602,400	885,147
Vale Indonesia Tbk PT	515,300	144,246
		$ 10,213,492
Jordan — 0.6%
Arab Bank PLC	153,684	$ 987,088
Arab Potash Co. PLC	16,692	611,112
Capital Bank of Jordan	20,818	59,517
International General Insurance Holdings, Ltd.	11,200	144,256
Jordan Ahli Bank	68,253	102,838
Jordan Islamic Bank	19,244	111,114
Jordan Petroleum Refinery	57,790	380,588
Jordan Phosphate Mines	11,600	177,145
Jordanian Electric Power Co.	64,308	172,945
		$ 2,746,603
Kazakhstan — 0.6%
Freedom Holding Corp.(1)(2)	2,400	$ 193,440
Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	1,190,519
Kaspi.KZ JSC GDR(5)	3,710	341,320
KCell JSC GDR(1)(5)	203,224	0
NAC Kazatomprom JSC GDR(5)	32,207	1,317,266
		$ 3,042,545
Kenya — 0.4%
ABSA Bank Kenya PLC	1,204,620	$ 88,330
East African Breweries PLC	629,576	456,805
Equity Group Holdings PLC	1,336,700	287,915
KCB Group PLC	1,339,660	187,130
Safaricom PLC	10,089,200	889,618
		$ 1,909,798
Kuwait — 1.1%
Agility Public Warehousing Co. KSC(1)	365,871	$ 605,629
Boubyan Petrochemicals Co. KSCP	95,970	182,743
Gulf Bank KSCP	96,786	88,482
Gulf Cables & Electrical Industries Group Co. KSCP	13,228	56,371
Humansoft Holding Co. KSC	17,999	199,021

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kuwait (continued)
Kuwait Finance House KSCP	582,157	$ 1,374,857
Kuwait Projects Co. Holdings KSCP(1)	309,344	105,688
Mabanee Co. KPSC	226,544	621,252
Mobile Telecommunications Co. KSCP	387,776	639,865
National Bank of Kuwait SAK	496,660	1,444,895
National Industries Group Holding SAK	287,706	190,889
		$ 5,509,692
Lebanon — 0.0%
Bank Audi SAL GDR(1)(4)(5)	15,000	$ 0
		$ 0
Lithuania — 0.4%
Apranga PVA	85,161	$ 250,047
Klaipedos Nafta AB(1)	1,044,642	232,895
Panevezio Statybos Trestas(1)	114,366	60,103
Rokiskio Suris	157,707	508,411
Siauliu Bankas AB	931,034	712,266
		$ 1,763,722
Malaysia — 2.4%
Agmo Holdings Bhd(1)	6,633	$ 757
Axiata Group Bhd	392,075	202,976
Bumi Armada Bhd(1)	605,000	65,094
CelcomDigi Bhd	243,800	216,245
CIMB Group Holdings Bhd	147,724	188,080
D&O Green Technologies Bhd(1)	254,800	200,636
Dialog Group Bhd	991,150	446,483
Fraser & Neave Holdings Bhd	26,000	159,305
Gamuda Bhd	171,300	171,081
Genting Bhd	509,700	512,295
Genting Malaysia Bhd	569,900	333,486
Globetronics Technology Bhd	629,566	221,771
Hartalega Holdings Bhd(1)	367,000	215,594
Hibiscus Petroleum Bhd	144,200	79,641
Hong Leong Bank Bhd	26,500	108,978
IGB Real Estate Investment Trust	438,200	164,003
IHH Healthcare Bhd	1,001,200	1,314,150
IJM Corp. Bhd	448,340	183,301
Inari Amertron Bhd	1,398,150	914,786
KPJ Healthcare Bhd	443,100	138,863
Kuala Lumpur Kepong Bhd	29,450	139,766
Mah Sing Group Bhd	659,800	119,091
Malayan Banking Bhd	132,286	255,875
Malaysia Airports Holdings Bhd	54,400	87,143
Malaysian Pacific Industries Bhd	11,700	71,756
Security	Shares	Value
Malaysia (continued)
Maxis Bhd	136,700	$ 114,530
MISC Bhd	55,240	87,607
MR DIY Group M Bhd(3)	547,200	172,676
My EG Services Bhd	3,439,300	609,659
Petronas Dagangan Bhd	100,700	478,635
Petronas Gas Bhd	50,974	193,061
PPB Group Bhd	21,360	67,286
Press Metal Aluminium Holdings Bhd	503,200	526,493
Public Bank Bhd	342,790	319,920
RHB Bank Bhd	70,159	83,197
Riverstone Holdings, Ltd.	446,600	238,356
Sime Darby Bhd	217,645	111,289
Sime Darby Plantation Bhd	207,609	201,262
Sunway Bhd	243,900	109,322
Sunway Real Estate Investment Trust	512,000	171,581
Supermax Corp. Bhd	1,357,600	277,649
Telekom Malaysia Bhd	119,100	143,782
Tenaga Nasional Bhd	132,831	290,203
Top Glove Corp. Bhd(1)	1,545,920	302,697
UMW Holdings Bhd	92,500	100,278
VS Industry Bhd	1,701,750	301,775
Yinson Holdings Bhd	320,000	174,122
		$ 11,586,536
Mauritius — 0.6%
Alteo, Ltd.	383,939	$ 86,957
CIEL, Ltd.	3,055,969	477,488
CIM Financial Services, Ltd.	471,828	116,338
IBL, Ltd.	160,284	156,935
Lavastone, Ltd.	2,649,077	91,804
Lighthouse Properties PLC	824,036	329,896
MCB Group, Ltd.	93,106	685,332
Miwa Sugar, Ltd.	383,939	133,980
Phoenix Beverages, Ltd.	23,053	262,841
Rogers & Co., Ltd.	296,925	212,572
SBM Holdings, Ltd.	806,564	83,252
Terra Mauricia, Ltd.	84,900	43,366
United Basalt Products, Ltd.(1)	64,613	146,682
		$ 2,827,443
Mexico — 4.9%
Alfa SAB de CV, Series A	606,820	$ 485,642
Alpek SAB de CV(2)	57,000	42,563
Alsea SAB de CV(1)	132,300	501,355
America Movil SAB de CV, Series B	3,529,990	3,272,012
Arca Continental SAB de CV	25,800	281,033

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Cemex SAB de CV, Series CPO(1)	1,727,318	$ 1,343,729
Coca-Cola Femsa SAB de CV	28,710	272,594
Concentradora Fibra Danhos S.A. de CV	243,100	298,632
Controladora AXTEL SAB de CV(1)(2)	606,820	6,397
Corporacion Inmobiliaria Vesta SAB de CV(2)	156,000	618,635
El Puerto de Liverpool SAB de CV, Class C1	53,700	367,371
Empresas ICA SAB de CV(1)(2)(4)	21,849	0
FIBRA Macquarie Mexico(3)	192,600	377,238
Fibra Uno Administracion S.A. de CV	723,967	1,300,335
Fomento Economico Mexicano SAB de CV, Series UBD	125,000	1,630,204
GCC SAB de CV	21,400	253,332
Genomma Lab Internacional SAB de CV, Class B(2)	144,400	120,241
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	555,237
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	61,900	1,085,738
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,954	821,434
Grupo Bimbo SAB de CV, Series A	137,408	694,768
Grupo Carso SAB de CV, Series A1(2)	91,500	1,019,588
Grupo Elektra SAB de CV(2)	3,319	229,674
Grupo Financiero Banorte SAB de CV, Class O	98,000	987,445
Grupo Financiero Inbursa SAB de CV, Class O(1)	266,716	730,520
Grupo Mexico SAB de CV, Series B	347,656	1,932,264
Grupo Televisa SAB, Series CPO	260,471	174,711
Industrias Penoles SAB de CV(1)(2)	18,649	272,042
Kimberly-Clark de Mexico SAB de CV, Class A	77,110	172,783
Nemak SAB de CV(1)(3)	660,416	160,622
Operadora de Sites Mexicanos S.A. de CV	233,764	327,773
Orbia Advance Corporation, SAB de CV	138,967	307,624
Prologis Property Mexico S.A. de CV	135,900	644,247
Promotora y Operadora de Infraestructura SAB de CV	34,350	370,707
Sitios Latinoamerica SAB de CV(1)(2)	226,904	91,799
Ternium S.A. ADR	7,422	315,212
TF Administradora Industrial S de RL de CV	208,000	445,128
Wal-Mart de Mexico SAB de CV, Series V	317,964	1,336,756
		$ 23,847,385
Morocco — 0.7%
Attijariwafa Bank	13,579	$ 631,939
Bank of Africa	8,972	163,385
Banque Centrale Populaire	4,384	122,274
Co Sucrerie Marocaine et de Raffinage	21,862	432,944
Itissalat AI-Maghrib	57,814	585,907
Label Vie	406	172,741
LafargeHolcim Maroc S.A.	2,107	409,726
Managem S.A.	1,189	212,056
Security	Shares	Value
Morocco (continued)
Societe d'Exploitation des Ports	14,086	$ 396,468
TAQA Morocco S.A.	1,079	120,140
		$ 3,247,580
Nigeria — 0.9%
Access Holdings PLC(4)	16,620,148	$ 295,368
Airtel Africa PLC(3)	257,000	374,802
Dangote Cement PLC(4)	2,841,985	687,017
Dangote Sugar Refinery PLC(4)	4,385,654	192,946
FBN Holdings PLC(4)	21,879,762	396,034
Guaranty Trust Holding Co. PLC(4)	10,364,766	322,245
Lafarge Africa PLC(4)	3,044,633	73,672
MTN Nigeria Communications PLC(4)	1,288,600	261,602
Nestle Nigeria PLC(4)	496,712	406,808
Nigerian Breweries PLC(4)	6,834,281	188,278
SEPLAT Energy PLC(4)	199,000	333,453
Stanbic IBTC Holdings PLC(4)	3,647,728	195,370
Transnational Corp. of Nigeria PLC(4)	22,334,373	149,304
United Bank for Africa PLC(4)	14,704,553	290,504
Zenith Bank PLC(4)	12,379,456	366,946
		$ 4,534,349
Oman — 0.6%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 32,325
Bank Dhofar SAOG	227,558	88,614
Bank Muscat SAOG	1,226,680	843,959
Bank Nizwa SAOG	634,842	159,918
National Bank of Oman SAOG	263,458	189,099
Oman Cement Co. SAOG	99,831	79,001
Oman Flour Mills Co. SAOG	72,230	90,848
Oman Telecommunications Co. SAOG	244,062	658,391
Omani Qatari Telecommunications Co. SAOG	204,765	173,967
Renaissance Services SAOG	235,753	238,689
Sembcorp Salalah Power & Water Co. SAOG	377,934	83,370
Sohar International Bank SAOG	614,265	158,026
		$ 2,796,207
Pakistan — 0.6%
Engro Corp., Ltd.	111,735	$ 116,710
Fauji Fertilizer Co., Ltd.	247,554	99,716
Habib Bank, Ltd.	265,733	103,999
Hub Power Co., Ltd. (The)	588,200	244,817
IBEX Holdings, Ltd.(1)	5,700	108,357
Lucky Cement, Ltd.	73,116	205,465
Mari Petroleum Co., Ltd.	35,322	262,653
MCB Bank, Ltd.	142,514	87,109

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pakistan (continued)
Meezan Bank, Ltd.	116,683	$ 66,868
Millat Tractors, Ltd.	78,763	161,763
Nishat Mills, Ltd.	155,957	42,457
Oil & Gas Development Co., Ltd.	620,050	247,590
Pakistan Oilfields, Ltd.	75,814	114,192
Pakistan Petroleum, Ltd.	697,702	285,095
Pakistan State Oil Co., Ltd.	238,814	150,023
Systems, Ltd.	213,759	322,440
TRG Pakistan(1)	154,478	43,380
United Bank, Ltd.	92,992	58,892
		$ 2,721,526
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	18,300	$ 452,742
Copa Holdings S.A., Class A	6,374	677,620
		$ 1,130,362
Peru — 1.3%
Alicorp SAA	74,745	$ 127,293
Cia de Minas Buenaventura SAA ADR	88,356	1,346,545
Credicorp, Ltd.	9,496	1,423,735
Enel Generacion Peru SAA	158,058	97,844
Ferreycorp SAA	381,018	255,433
Southern Copper Corp.	32,655	2,810,616
		$ 6,061,466
Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	243,100	$ 195,744
Aboitiz Power Corp.	889,800	607,175
ACEN Corp.	1,498,088	118,396
Alliance Global Group, Inc.	413,400	84,227
Ayala Corp.	30,528	375,358
Ayala Land, Inc.	811,008	504,130
Ayala Land, Inc. GDR, PFC Shares(4)	3,534,608	0
Bank of the Philippine Islands	181,378	339,806
BDO Unibank, Inc.	192,414	453,311
Bloomberry Resorts Corp.(1)	1,119,700	199,034
Century Pacific Food, Inc.	830,600	464,015
First Philippine Holdings Corp.	83,010	93,685
Globe Telecom, Inc.	14,344	445,586
International Container Terminal Services, Inc.	119,320	531,845
JG Summit Holdings, Inc.	407,372	280,592
Jollibee Foods Corp.	242,450	1,100,289
Manila Electric Co.	103,684	746,824
Megaworld Corp.	2,140,300	76,124
Security	Shares	Value
Philippines (continued)
Metropolitan Bank & Trust Co.	159,419	$ 147,664
Monde Nissin Corp.(3)	907,800	137,364
Nickel Asia Corp.	1,308,988	129,542
PLDT, Inc.	38,900	898,337
Puregold Price Club, Inc.	369,440	179,428
Robinsons Land Corp.	263,415	75,805
San Miguel Corp.	74,510	137,371
Semirara Mining & Power Corp.	464,520	253,677
SM Investments Corp.	63,130	993,688
SM Prime Holdings, Inc.	1,573,550	934,665
Universal Robina Corp.	457,900	976,539
		$ 11,480,221
Poland — 2.6%
11 bit studios S.A.(1)	831	$ 114,309
Allegro.eu S.A.(1)(3)	74,767	632,841
Asseco Poland S.A.	22,948	426,255
Bank Millennium S.A.(1)	92,916	197,344
Bank Polska Kasa Opieki S.A.	14,024	542,213
Budimex S.A.	5,686	904,734
CCC S.A.(1)	12,600	195,811
CD Projekt S.A.(2)	19,659	574,750
Cyfrowy Polsat S.A.(1)	64,007	200,590
Dino Polska S.A.(1)(3)	10,788	1,263,116
Grupa Kety S.A.	1,884	356,863
InPost S.A.(1)	27,708	383,630
Jastrzebska Spolka Weglowa S.A.(1)	8,300	88,687
KGHM Polska Miedz S.A.	25,007	780,062
KRUK S.A.	1,376	166,854
LPP S.A.	216	889,097
mBank S.A.(1)	1,527	207,629
Neuca S.A.	578	135,845
Orange Polska S.A.	221,853	459,176
ORLEN S.A.	115,772	1,927,605
PGE S.A.(1)	140,840	310,701
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	60,399	772,735
Powszechny Zaklad Ubezpieczen S.A.	41,676	500,600
Santander Bank Polska S.A.	2,500	311,322
Tauron Polska Energia S.A.(1)	282,720	268,311
		$ 12,611,080
Qatar — 1.2%
Al Meera Consumer Goods Co.	28,548	$ 103,576
Barwa Real Estate Co.	320,609	253,275
Commercial Bank PSQC (The)	116,405	190,035
Gulf International Services QSC	460,440	344,979

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Qatar (continued)
Industries Qatar QSC	267,679	$ 946,277
Masraf Al Rayan QSC	186,973	132,956
Medicare Group	83,820	125,337
Mesaieed Petrochemical Holding Co.	705,600	342,625
Ooredoo QPSC	112,086	335,176
Qatar Aluminum Manufacturing Co.	276,600	106,208
Qatar Electricity & Water Co. QSC	73,498	364,794
Qatar Fuel QSC	38,116	170,863
Qatar Gas Transport Co., Ltd.	621,419	589,866
Qatar Insurance Co.(1)	126,000	89,760
Qatar International Islamic Bank	65,027	188,020
Qatar Islamic Bank SAQ	70,363	403,508
Qatar National Bank QPSC	182,353	802,863
Qatar National Cement Co. QSC	133,280	144,333
United Development Co. QSC	491,981	139,888
Vodafone Qatar QSC	395,921	204,203
		$ 5,978,542
Romania — 0.7%
Banca Transilvania S.A.	112,179	$ 604,214
BRD-Groupe Societe Generale S.A.(1)	54,365	216,234
OMV Petrom S.A.	8,501,914	1,084,158
Societatea Energetica Electrica S.A.	51,840	132,120
Societatea Nationala de Gaze Naturale ROMGAZ S.A. GDR	64,136	713,058
Societatea Nationala Nuclearelectrica S.A.	18,481	201,396
Transgaz S.A. Medias	42,481	177,749
		$ 3,128,929
Russia (6) — 0.0%
Aeroflot PJSC(1)(4)	91,240	$ 0
Evraz PLC(1)(4)	124,952	0
Federal Grid Co. Unified Energy System PJSC(1)(4)	202,080,946	0
Globaltrans Investment PLC GDR(1)(4)(5)(7)	136,358	0
Globaltrans Investment PLC GDR(1)(4)(5)(7)	77	0
Inter RAO UES PJSC(4)	13,202,001	0
Magnit PJSC(4)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(1)(4)	240,670	0
MMC Norilsk Nickel PJSC(4)	9,610	0
Mobile TeleSystems PJSC(4)	175,093	0
Moscow Exchange MICEX-RTS PJSC(4)	55,681	0
Mosenergo PJSC(4)	5,882,962	0
Novatek PJSC(4)	64,840	0
OGK-2 PJSC(4)	20,114,000	0
PhosAgro PJSC(4)	5,758	0
PhosAgro PJSC GDR(4)(5)	112	0
Security	Shares	Value
Russia (continued)
PhosAgro PJSC GDR(1)(4)(5)	2	$ 0
PIK Group PJSC(1)(4)	83,050	0
Rostelecom PJSC(4)	154,538	0
RusHydro PJSC(4)	51,763,952	0
Sberbank of Russia PJSC(4)	371,510	0
Severstal PAO GDR(1)(4)(5)	40,244	0
Sistema AFK PAO(4)	595,500	0
Surgutneftegas PJSC, PFC Shares(4)	388,817	0
Transneft PJSC, PFC Shares(4)	70	0
Unipro PJSC(1)(4)	5,780,000	0
Yandex NV, Class A(1)(4)	90,000	0
		$ 0
Saudi Arabia — 5.2%
Abdullah Al Othaim Markets Co.	80,310	$ 280,395
Advanced Petrochemical Co.	6,812	71,615
Al Babtain Power & Telecommunication Co.	25,152	186,344
Al Hammadi Holding	27,426	436,397
Al Jouf Agricultural Development Co.	5,930	77,923
Al Rajhi Bank	38,410	890,575
Alandalus Property Co.	23,113	123,156
Aldrees Petroleum and Transport Services Co.	8,339	392,593
Alinma Bank	26,817	276,919
Almarai Co. JSC	33,005	494,486
Arabian Centres Co., Ltd.	26,200	143,665
Arabian Internet & Communications Services Co.	2,019	186,285
Arriyadh Development Co.	42,294	236,920
Aseer Trading Tourism & Manufacturing Co.(1)	25,344	88,373
Bank AlBilad	16,670	199,585
Banque Saudi Fransi	14,851	158,344
Batic Investments and Logistic Co.(1)	116,000	64,627
Bawan Co.	19,236	229,579
BinDawood Holding Co.	82,280	132,977
Catrion Catering Holding Co.	13,013	438,646
Dallah Healthcare Co.	10,498	480,389
Dar Al Arkan Real Estate Development Co.(1)	162,664	603,377
Dr Sulaiman Al Habib Medical Services Group Co.	23,611	1,787,000
Emaar Economic City(1)	151,471	319,969
Etihad Etisalat Co.	44,585	587,408
Herfy Food Services Co.	12,431	106,373
Jarir Marketing Co.	183,187	763,877
Leejam Sports Co. JSC	9,774	526,884
Maharah Human Resources Co.	7,680	160,078
Middle East Healthcare Co.(1)	13,996	330,465
Mouwasat Medical Services Co.	26,503	789,721
National Agriculture Development Co. (The)(1)	21,203	157,685

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
National Gas & Industrialization Co.	15,924	$ 284,795
National Medical Care Co.	7,751	360,184
Riyad Bank	44,209	336,367
Riyad REIT Fund	60,724	142,489
SABIC Agri-Nutrients Co.	7,322	269,688
Sahara International Petrochemical Co.	13,750	124,716
Saudi Arabian Mining Co.(1)	41,091	482,690
Saudi Arabian Oil Co.(3)	287,292	2,529,362
Saudi Automotive Services Co.	18,684	369,808
Saudi Basic Industries Corp.	26,677	592,188
Saudi Ceramic Co.	14,766	107,277
Saudi Chemical Co. Holding	205,610	234,494
Saudi Electricity Co.	277,959	1,405,033
Saudi Ground Services Co.(1)	28,577	274,101
Saudi Industrial Investment Group	13,394	79,205
Saudi Kayan Petrochemical Co.(1)	56,284	162,914
Saudi National Bank (The)	64,412	664,294
Saudi Public Transport Co.(1)	15,777	86,057
Saudi Real Estate Co.(1)	42,607	181,705
Saudi Research & Media Group(1)	4,167	189,830
Saudi Telecom Co.	174,232	1,880,692
Saudia Dairy & Foodstuff Co.	4,822	428,461
Savola Group (The)	59,642	594,060
Seera Group Holding(1)	55,132	390,973
Sustained Infrastructure Holding Co.	15,031	120,005
United Electronics Co.	18,141	426,086
United International Transportation Co.	15,521	325,935
Yanbu National Petrochemical Co.	8,737	88,458
		$ 24,854,497
Slovenia — 0.7%
Cinkarna Celje DD(1)	1,730	$ 39,203
Krka dd Novo mesto	20,054	2,433,733
Luka Koper	1,451	51,854
Nova Ljubljanska Banka DD(3)	1,700	159,479
Petrol DD	8,040	206,863
Pozavarovalnica Sava DD	5,934	183,324
Zavarovalnica Triglav DD	3,019	115,732
		$ 3,190,188
South Africa — 5.3%
Altron, Ltd., Class A	163,786	$ 91,064
Anglo American Platinum, Ltd.	3,440	180,556
Anglogold Ashanti PLC	21,313	409,243
Anglogold Ashanti PLC ADR	5,299	99,038
Aspen Pharmacare Holdings, Ltd.(2)	193,502	2,158,544
Security	Shares	Value
South Africa (continued)
AVI, Ltd.	44,358	$ 198,349
Barloworld, Ltd.	52,046	224,747
Bid Corp., Ltd.	45,434	1,059,787
Bidvest Group, Ltd. (The)	178,962	2,470,449
Burstone Group, Ltd.	204,859	89,177
Clicks Group, Ltd.	35,599	638,033
Discovery, Ltd.	21,152	165,151
Equites Property Fund, Ltd.	201,368	152,895
Exxaro Resources, Ltd.	86,248	968,301
FirstRand, Ltd.	257,541	1,033,250
Fortress Real Estate Investments, Ltd.(1)	294,436	220,933
Foschini Group, Ltd. (The)(2)	27,249	166,481
Gold Fields, Ltd.	57,741	876,186
Growthpoint Properties, Ltd.	676,895	429,893
Harmony Gold Mining Co., Ltd.	38,900	253,372
Hyprop Investments, Ltd.	154,616	262,961
Impala Platinum Holdings, Ltd.	54,907	272,667
Kumba Iron Ore, Ltd.	7,137	239,224
Lesaka Technologies, Inc.(1)	20,900	67,716
Life Healthcare Group Holdings, Ltd.(2)	508,234	511,938
MiX Telematics, Ltd. ADR	11,300	97,293
Momentum Metropolitan Holdings	55,756	66,867
Mr Price Group, Ltd.	16,841	144,527
MTN Group, Ltd.	335,547	2,116,546
MultiChoice Group, Ltd.(1)	52,660	233,234
Naspers, Ltd., Class N	16,328	2,794,864
NEPI Rockcastle NV	96,719	662,212
Netcare, Ltd.	234,904	182,667
Northam Platinum Holdings, Ltd.	26,725	202,500
Pick'n Pay Stores, Ltd.	61,328	78,126
PSG Financial Services, Ltd.	311,088	260,043
Redefine Properties, Ltd.	1,436,323	302,616
Resilient REIT, Ltd.	80,290	193,363
Reunert, Ltd.	55,719	182,051
Sanlam, Ltd.	47,771	190,551
Santam, Ltd.	7,291	114,995
Sappi, Ltd.	45,650	110,518
Sasol, Ltd.	38,279	385,764
Shoprite Holdings, Ltd.	57,942	869,246
Sibanye Stillwater, Ltd.	143,547	192,457
SPAR Group, Ltd. (The)(1)	30,000	193,977
Standard Bank Group, Ltd.	30,572	348,546
Telkom S.A. SOC, Ltd.(1)(2)	68,155	110,550
Thungela Resources, Ltd.	64,897	545,740
Tiger Brands, Ltd.(2)	16,500	181,243
Truworths International, Ltd.	29,366	120,060

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Vodacom Group, Ltd.	157,977	$ 916,515
Vukile Property Fund, Ltd.(2)	369,342	283,907
Woolworths Holdings, Ltd.	68,586	269,463
		$ 25,590,396
South Korea — 5.3%
ABLBio, Inc.(1)	6,502	$ 123,616
AMOREPACIFIC Corp.	2,754	308,942
AMOREPACIFIC Group	5,071	114,754
BGF Retail Co., Ltd.	905	91,914
Bukwang Pharmaceutical Co., Ltd.	8,877	41,966
Celltrion Pharm, Inc.(1)	2,832	202,062
Celltrion, Inc.	11,121	1,736,618
Chabiotech Co., Ltd.(1)	12,772	193,731
Cheil Worldwide, Inc.	11,267	166,101
CJ CheilJedang Corp.	810	203,298
CJ Corp.	1,100	80,323
Coupang, Inc.(1)	6,700	108,473
Coway Co., Ltd.	3,444	152,327
Daewoo Industrial Development Co., Ltd.(1)	3,501	0
DL E&C Co., Ltd.	4,736	132,080
DL Holdings Co., Ltd.	1,888	75,010
E-MART, Inc.(1)	1,921	113,945
GeneOne Life Science, Inc.(1)	16,222	35,697
Green Cross Corp.	1,257	122,055
GS Holdings Corp.	2,483	78,611
Hana Financial Group, Inc.	6,353	213,109
Hankook Tire and Technology Co., Ltd.	5,992	210,600
Hanmi Pharm Co., Ltd.	1,361	371,301
Hanmi Science Co., Ltd.	3,183	96,431
Hanwha Corp.	6,800	135,580
Hanwha Galleria Corp.(1)	9,884	10,401
Hanwha Solutions Corp.(1)	8,764	266,372
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	1,784	166,857
HLB Life Science Co., Ltd.(1)	16,378	144,968
HMM Co., Ltd.	6,394	97,005
Hotel Shilla Co., Ltd.	2,448	123,870
Hyosung TNC Corp.	213	60,183
Hyundai Engineering & Construction Co., Ltd.	3,203	86,460
Hyundai Glovis Co., Ltd.	1,372	203,294
Hyundai Mobis Co., Ltd.	2,818	516,294
Hyundai Motor Co.	6,125	963,493
Kakao Corp.(1)	8,069	338,492
Kangwon Land, Inc.	9,384	116,287
KB Financial Group, Inc.	4,943	206,231
Kia Corp.	10,062	778,127
Security	Shares	Value
South Korea (continued)
KIWOOM Securities Co., Ltd.	2,085	$ 160,433
Korea Zinc Co., Ltd.	295	113,555
Korean Air Lines Co., Ltd.(1)	6,176	114,102
KT&G Corp.	5,917	398,617
Kumho Petrochemical Co., Ltd.	1,229	126,208
L&F Co., Ltd.	386	60,588
LegoChem Biosciences, Inc.(1)	4,397	220,951
LG Chem, Ltd.	1,592	612,320
LG Corp.	5,307	352,672
LG Display Co., Ltd.	8,289	81,611
LG Electronics, Inc.	4,500	353,871
LG H&H Co., Ltd.	582	159,867
LG Innotek Co., Ltd.	1,100	203,742
LG Uplus Corp.	22,484	178,316
Lotte Chemical Corp.	827	97,985
LS Corp.	3,961	285,179
Naturecell Co., Ltd.(1)	9,815	60,718
Naver Corp.	5,654	978,256
NCSoft Corp.	883	164,230
Nong Shim Co., Ltd.	480	151,444
Orion Corp. of Republic of Korea	2,576	231,171
POSCO Holdings, Inc.	2,529	972,377
S1 Corp.	2,867	133,133
Samsung Biologics Co., Ltd.(1)(3)	1,264	743,586
Samsung C&T Corp.	1,958	196,404
Samsung Electro-Mechanics Co., Ltd.	1,336	158,285
Samsung Electronics Co., Ltd.	84,582	5,133,856
Samsung SDI Co., Ltd.	1,221	444,555
Samsung SDS Co., Ltd.	659	86,664
SD Biosensor, Inc.(1)	5,775	51,173
Seegene, Inc.	3,878	68,745
Shinhan Financial Group Co., Ltd.	5,915	183,386
Shinsegae, Inc.	779	105,643
SK Biopharmaceuticals Co., Ltd.(1)	1,761	136,745
SK Chemicals Co., Ltd.	1,155	60,154
SK Hynix, Inc.	9,559	1,043,250
SK Innovation Co., Ltd.(1)	7,056	763,584
SK Telecom Co., Ltd.	3,158	122,688
SK, Inc.	1,665	229,186
S-Oil Corp.	4,000	215,391
ST Pharm Co., Ltd.	1,947	102,164
Yuhan Corp.	7,064	376,630
Zyle Motors Corp.(1)(4)	4,895	0
		$ 25,620,313

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sri Lanka — 0.6%
Access Engineering PLC(1)	955,420	$ 59,890
Alumex PLC(1)	2,884,726	72,165
Browns Investments PLC(1)	10,592,107	153,828
Ceylon Tobacco Co. PLC	96,609	285,253
Chevron Lubricants Lanka PLC	216,091	60,776
Commercial Bank of Ceylon PLC(1)	392,468	115,680
Dialog Axiata PLC(1)	8,242,013	229,213
Expolanka Holdings PLC	416,509	184,556
Hatton National Bank PLC(1)	211,034	110,860
Hayleys PLC	255,312	56,391
Hemas Holdings PLC	342,755	72,894
John Keells Holdings PLC	767,255	452,459
Lanka IOC PLC	232,155	72,990
Melstacorp PLC	555,767	145,471
National Development Bank PLC(1)	301,016	60,417
Nations Trust Bank PLC(1)	180,982	59,998
Piramal Glass Ceylon PLC	1,161,908	100,294
Sampath Bank PLC	611,958	133,236
Teejay Lanka PLC	1,870,121	209,707
Tokyo Cement Co. Lanka PLC	584,895	68,731
		$ 2,704,809
Taiwan — 7.6%
Accton Technology Corp.	13,000	$ 220,958
Advantech Co., Ltd.	16,890	204,393
AirTAC International Group	10,000	328,581
ASE Technology Holding Co., Ltd.	77,247	338,515
Asia Cement Corp.	125,967	170,113
Asustek Computer, Inc.	18,174	289,242
AUO Corp.	145,600	85,980
Bizlink Holding, Inc.	17,602	152,921
Bora Pharmaceuticals Co., Ltd.	11,690	243,295
Catcher Technology Co., Ltd.	27,100	171,122
Cathay Financial Holding Co., Ltd.	193,989	289,006
Center Laboratories, Inc.	153,938	222,058
Chailease Holding Co., Ltd.	33,303	209,267
Cheng Loong Corp.	97,000	93,966
Cheng Shin Rubber Industry Co., Ltd.	186,010	271,825
China Airlines, Ltd.	272,963	192,195
China Development Financial Holding Corp.(1)	290,000	118,515
China Petrochemical Development Corp.(1)	407,426	129,620
China Steel Corp.	579,815	509,887
Chroma ATE, Inc.	20,000	138,470
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	185,716
Chunghwa Telecom Co., Ltd.	437,780	1,712,799
Compal Electronics, Inc.	138,000	178,752
Security	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co., Ltd.	222,000	$ 204,862
Delta Electronics, Inc.	31,356	319,782
E Ink Holdings, Inc.	25,000	160,076
E.Sun Financial Holding Co., Ltd.	171,515	144,094
Eclat Textile Co., Ltd.	17,000	310,676
EirGenix, Inc.(1)	33,000	108,017
Eternal Materials Co., Ltd.	90,250	85,502
EVA Airways Corp.	223,334	228,550
Evergreen Marine Corp.	115,113	537,386
Far Eastern Department Stores, Ltd.	176,642	142,378
Far Eastern New Century Corp.	470,313	477,897
Far EasTone Telecommunications Co., Ltd.	184,776	480,512
Feng Hsin Steel Co., Ltd.	40,000	90,031
Feng TAY Enterprise Co., Ltd.	50,400	287,105
First Financial Holding Co., Ltd.	188,382	168,091
Formosa Chemicals & Fibre Corp.	213,755	433,684
Formosa Petrochemical Corp.	217,153	570,677
Formosa Plastics Corp.	199,959	515,788
Formosa Taffeta Co., Ltd.	193,000	158,426
Fubon Financial Holding Co., Ltd.	99,719	210,365
Fulgent Sun International Holding Co., Ltd.	25,000	108,632
Gamania Digital Entertainment Co., Ltd.	52,000	125,308
Giant Manufacturing Co., Ltd.	25,420	152,209
Globalwafers Co., Ltd.	7,000	133,589
Goldsun Building Materials Co., Ltd.	143,000	131,091
Grape King Bio, Ltd.	17,000	86,344
Great Wall Enterprise Co., Ltd.	110,602	210,547
Highwealth Construction Corp.	236,965	309,496
Hiwin Technologies Corp.	19,233	147,004
Hon Hai Precision Industry Co., Ltd.	170,806	581,122
Hota Industrial Manufacturing Co., Ltd.	47,000	91,334
Hotai Motor Co., Ltd.	32,640	753,056
Hua Nan Financial Holdings Co., Ltd.	176,479	128,429
Huaku Development Co., Ltd.	33,000	103,550
Innolux Corp.	177,616	82,596
International Games System Co., Ltd.	18,000	424,094
Kenda Rubber Industrial Co., Ltd.	112,351	113,036
Kinpo Electronics, Inc.	229,000	121,053
Largan Precision Co., Ltd.	2,042	190,728
Lien Hwa Industrial Holdings Corp.	109,354	237,440
Lite-On Technology Corp. ADR	57,000	216,439
Lotus Pharmaceutical Co., Ltd.	41,000	362,994
Makalot Industrial Co., Ltd.	14,000	161,465
MediaTek, Inc.	21,664	715,343
Medigen Vaccine Biologics Corp.(1)	78,477	179,169
Mega Financial Holding Co., Ltd.	188,652	240,720

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Merida Industry Co., Ltd.	44,907	$ 266,788
Microbio Co., Ltd.	109,309	179,807
Micro-Star International Co.	22,000	145,978
momo.com, Inc.	8,580	142,060
Nan Kang Rubber Tire Co., Ltd.(1)	100,819	137,968
Nan Ya Plastics Corp.	212,378	459,895
Nanya Technology Corp.	51,165	129,850
Nien Made Enterprise Co., Ltd.	27,000	310,245
Novatek Microelectronics Corp.	15,479	260,345
OBI Pharma, Inc.(1)	46,742	105,625
Panion & BF Biotech, Inc.	19,000	69,284
Pegatron Corp.	36,486	103,673
Pegavision Corp.	8,685	112,084
PharmaEngine, Inc.	25,000	85,894
PharmaEssentia Corp.(1)	29,000	326,563
Pharmally International Holding Co., Ltd.(1)(4)	38,000	0
Polaris Group(1)	80,000	196,836
Pou Chen Corp.	321,309	323,325
President Chain Store Corp.	59,716	524,198
Quanta Computer, Inc.	35,000	254,815
Realtek Semiconductor Corp.	17,542	269,005
Ruentex Development Co., Ltd.	173,824	213,451
Ruentex Industries, Ltd.	76,421	159,938
Sanyang Motor Co., Ltd.	131,000	304,113
Shanghai Commercial & Savings Bank, Ltd.	105,184	160,294
Silicon Motion Technology Corp. ADR	2,100	128,667
Simplo Technology Co., Ltd.	12,652	172,899
Sino-American Silicon Products, Inc.	18,000	114,729
SinoPac Financial Holdings Co., Ltd.	270,575	173,567
Standard Foods Corp.	129,000	163,487
Synmosa Biopharma Corp.	88,976	112,020
Synnex Technology International Corp.	30,569	69,882
TA Chen Stainless Pipe Co.	143,016	184,360
TaiDoc Technology Corp.	20,000	107,483
Tainan Spinning Co., Ltd.	359,407	184,970
Taishin Financial Holding Co., Ltd.	285,508	168,244
Taiwan Cement Corp.	288,497	327,468
Taiwan Cooperative Financial Holding Co., Ltd.	227,850	198,167
Taiwan Fertilizer Co., Ltd.	53,000	116,626
Taiwan High Speed Rail Corp.	159,000	158,948
Taiwan Hon Chuan Enterprise Co., Ltd.	42,000	170,901
Taiwan Mobile Co., Ltd.	190,858	613,033
Taiwan Semiconductor Manufacturing Co., Ltd.	257,747	4,941,406
Tatung Co., Ltd. (1)	171,000	233,660
TCI Co., Ltd.	17,000	94,610
Tong Yang Industry Co., Ltd.	86,000	212,881
Security	Shares	Value
Taiwan (continued)
TTY Biopharm Co., Ltd.	48,780	$ 127,729
Tung Ho Steel Enterprise Corp.	49,000	112,763
Unimicron Technology Corp.	39,000	222,826
Uni-President Enterprises Corp.	557,588	1,352,782
United Microelectronics Corp.	188,323	320,870
Vanguard International Semiconductor Corp.	32,544	86,266
Voltronic Power Technology Corp.	6,000	333,677
Walsin Lihwa Corp.	326,980	410,961
Wan Hai Lines, Ltd.	84,000	150,279
Wistron Corp.	125,000	399,887
Wiwynn Corp.	3,000	177,632
Yageo Corp.	6,431	124,874
Yang Ming Marine Transport Corp.	87,000	145,212
YFY, Inc.	101,000	107,190
Yieh Phui Enterprise Co., Ltd.	88,465	51,403
Yuanta Financial Holding Co., Ltd.	278,956	250,616
Yulon Motor Co., Ltd.	92,928	226,101
YungShin Global Holding Corp.	59,000	89,359
		$ 36,778,352
Thailand — 4.5%
Advanced Info Service PCL(8)	158,500	$ 1,007,173
Airports of Thailand PCL(8)	468,700	819,809
Amata Corp. PCL(8)	203,300	159,109
AP Thailand PCL(8)	549,560	181,790
Bangkok Bank PCL(8)	42,500	194,691
Bangkok Chain Hospital PCL(8)	621,500	407,757
Bangkok Dusit Medical Services PCL, Class F(8)	1,796,700	1,459,113
Bangkok Expressway & Metro PCL(8)	741,054	172,475
Banpu PCL(8)	294,200	58,481
Berli Jucker PCL(8)	219,700	160,718
BTS Group Holdings PCL(8)	1,033,700	219,285
Bumrungrad Hospital PCL(8)	203,300	1,320,954
Central Pattana PCL(8)	214,700	439,572
Central Retail Corp. PCL(8)	442,800	531,081
CH. Karnchang PCL(8)	194,800	118,628
Charoen Pokphand Foods PCL(8)	222,900	127,737
Chularat Hospital PCL(8)	3,340,700	307,148
CP ALL PCL(8)	314,900	515,854
Delta Electronics (Thailand) PCL(8)	1,767,000	4,542,117
Electricity Generating PCL(8)	15,400	57,687
Energy Absolute PCL(8)	131,900	170,559
Global Power Synergy PCL, Class F(8)	76,700	108,719
Gulf Energy Development PCL(8)	418,400	544,560
Hana Microelectronics PCL(8)	203,400	316,439
Home Product Center PCL(8)	912,260	312,329

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Thailand (continued)
Indorama Ventures PCL(8)	346,871	$ 276,551
Kasikornbank PCL(8)	62,500	246,903
KCE Electronics PCL(8)	158,100	254,051
Kiatnakin Phatra Bank PCL(8)	28,900	42,505
Krung Thai Bank PCL(8)	407,925	219,654
Land & Houses PCL(8)	670,500	159,963
Mega Lifesciences PCL(8)	234,200	275,904
Minor International PCL(8)	896,936	774,077
Plan B Media PCL(8)	483,200	125,214
PTT Exploration & Production PCL(8)	160,616	699,642
PTT Global Chemical PCL(8)	306,705	345,171
PTT PCL(8)	975,200	1,019,499
Quality House PCL(8)	1,804,283	118,375
Ratch Group PCL(8)	152,400	140,540
SCB X PCL(8)	50,500	156,672
Siam Cement PCL(8)	50,911	455,913
Siam Global House PCL(8)	542,727	272,605
Star Petroleum Refining PCL(8)	362,600	87,272
Supalai PCL(8)	148,400	80,801
SVI PCL(8)	380,300	77,899
Thai Beverage PCL(8)	714,200	284,000
Thai Oil PCL(8)	100,900	158,150
Thai Union Group PCL(8)	480,092	210,680
TOA Paint Thailand PCL(8)	174,300	115,327
TPI Polene PCL(8)	2,914,200	119,494
True Corp. PCL(8)	3,065,704	452,871
TTW PCL(8)	236,900	63,458
WHA Corp. PCL(8)	1,492,700	231,444
		$ 21,718,420
Tunisia — 0.8%
Attijari Bank(1)	14,910	$ 223,673
Banque de Tunisie	142,212	248,819
Banque Internationale Arabe de Tunisie	22,272	665,535
Banque Nationale Agricole	25,291	66,792
Carthage Cement(1)	469,841	300,852
Euro Cycles S.A.	38,028	196,765
Poulina Group	112,565	279,538
Societe d'Articles Hygieniques S.A.	155,332	404,012
Societe Frigorifique et Brasserie de Tunis S.A.	190,193	769,998
Telnet Holding	121,453	303,735
Union Internationale de Banques S.A.	42,491	357,849
		$ 3,817,568
Turkey — 3.8%
Akbank T.A.S.	270,991	$ 335,150
Security	Shares	Value
Turkey (continued)
Aksa Akrilik Kimya Sanayii AS	43,933	$ 153,256
Aksa Enerji Uretim AS	306,798	309,861
Alarko Holding AS	34,678	106,483
Anadolu Efes Biracilik ve Malt Sanayii AS	39,166	182,740
Arcelik AS	94,450	411,852
Aygaz AS	100,427	458,975
BIM Birlesik Magazalar AS	111,133	1,133,452
Biotrend Cevre VE Enerji Yatirimlari AS(1)	112,397	65,598
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(1)	5,723	114,606
Coca-Cola Icecek AS	21,163	376,348
Dogan Sirketler Grubu Holding AS	215,616	80,827
Dogus Otomotiv Servis ve Ticaret AS	16,807	146,444
EGE Endustri VE Ticaret AS	456	160,571
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,985,507	463,755
Enerjisa Enerji AS(3)	137,981	213,104
Enka Insaat ve Sanayi AS	101,883	117,476
Eregli Demir ve Celik Fabrikalari TAS(1)	305,352	424,478
Fenerbahce Futbol AS(1)	27,500	85,147
Ford Otomotiv Sanayi AS	26,106	654,841
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	61,786	98,244
Gubre Fabrikalari TAS(1)	11,586	60,320
Haci Omer Sabanci Holding AS	73,522	150,509
Hektas Ticaret TAS(1)	168,714	114,854
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	106,159	114,869
Is Gayrimenkul Yatirim Ortakligi AS(1)	927,266	486,958
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	150,444	121,093
KOC Holding AS	129,168	620,206
Koza Altin Isletmeleri AS	247,800	164,092
Logo Yazilim Sanayi Ve Ticaret AS	147,998	371,598
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	55,950	220,965
Migros Ticaret AS	32,232	365,925
MLP Saglik Hizmetleri AS(1)(3)	99,775	503,983
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,320,894	369,660
Pegasus Hava Tasimaciligi AS(1)	10,262	225,885
Petkim Petrokimya Holding AS(1)	282,818	174,416
Sasa Polyester Sanayi AS(1)	214,189	264,345
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	268,556
Sok Marketler Ticaret AS	108,409	197,679
Tofas Turk Otomobil Fabrikasi AS	46,630	331,922
Turk Hava Yollari AO(1)	67,141	520,187
Turk Telekomunikasyon AS(1)	417,089	344,282
Turk Traktor ve Ziraat Makineleri AS	3,320	80,308
Turkcell Iletisim Hizmetleri AS	1,060,818	2,016,577
Turkiye Is Bankasi AS, Class C	312,874	247,213
Turkiye Petrol Rafinerileri AS	598,067	2,896,398

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari AS	149,987	$ 232,792
Ulker Biskuvi Sanayi AS(1)	72,512	201,306
Vestel Elektronik Sanayi ve Ticaret AS(1)	57,591	90,191
Yapi ve Kredi Bankasi AS	316,986	209,520
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,504,758	289,456
		$ 18,349,273
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	99,231	$ 248,124
Abu Dhabi National Oil Co. for Distribution PJSC	1,048,909	1,056,242
ADNOC Drilling Co. PJSC	922,000	949,116
Agthia Group PJSC	138,550	183,826
Air Arabia PJSC	646,580	496,256
Aldar Properties PJSC	753,712	1,097,210
Apex Investment Co. PSC(1)	234,400	125,539
Dana Gas PJSC	1,234,795	266,359
Dubai Electricity & Water Authority PJSC	2,100,300	1,407,934
Dubai Investments PJSC	527,093	334,987
Emaar Properties PJSC	520,324	1,122,089
Emirates Telecommunications Group Co. PJSC	249,055	1,331,373
Fertiglobe PLC	463,700	374,735
First Abu Dhabi Bank PJSC	296,080	1,124,670
Ghitha Holding PJSC(1)	6,700	77,211
Multiply Group PJSC(1)	382,500	330,804
Network International Holdings PLC(1)(3)	71,700	356,889
Q Holding PJSC(1)	189,500	161,463
		$ 11,044,827
Vietnam — 2.6%
Bamboo Capital Group JSC(1)	201,700	$ 73,210
Bank for Foreign Trade of Vietnam JSC(1)	297,112	983,001
Bank for Investment and Development of Vietnam JSC(1)	57,584	102,901
Binh Minh Plastics JSC	29,100	125,036
Development Investment Construction Corp.(1)	301,811	331,650
Digiworld Corp.	115,800	249,317
Duc Giang Chemicals JSC	101,000	392,476
FLC Faros Construction JSC(1)(4)	6	0
FPT Digital Retail JSC	68,195	300,353
Gelex Group JSC(1)	203,200	197,331
Ha Do Group JSC(1)	101,000	114,706
HAGL JSC(1)	283,740	154,079
Ho Chi Minh City Infrastructure Investment JSC	86,800	61,587
Hoa Phat Group JSC(1)	1,531,993	1,763,206
Hoa Sen Group(1)	163,770	153,602
Hoang Huy Investment Financial Services JSC	267,400	145,148
Security	Shares	Value
Vietnam (continued)
Idico Corp. JSC	90,200	$ 193,626
KIDO Group Corp.	44,303	115,039
Kinh Bac City Development Holding Corp.(1)	327,160	427,304
Masan Group Corp.(1)	229,632	633,485
Nam Kim Steel JSC(1)	183,000	185,598
Novaland Investment Group Corp.(1)	123,800	86,725
PC1 Group JSC(1)	110,745	131,349
PetroVietnam Drilling & Well Services JSC(1)	459,477	534,968
PetroVietnam Fertilizer & Chemical JSC	80,500	110,318
PetroVietnam Gas JSC	141,516	439,953
PetroVietnam Nhon Trach 2 Power JSC	91,200	91,998
PetroVietnam Power Corp.(1)	1,578,300	731,086
PetroVietnam Technical Services Corp.	92,872	145,416
Petrovietnam Transportation Corp.	104,800	113,900
Saigon - Hanoi Commercial Joint Stock Bank(1)	136,921	60,877
Saigon Beer Alcohol Beverage Corp.	45,800	118,797
Saigon Thuong Tin Commercial JSB(1)	51,800	59,610
SSI Securities Corp.	132,003	178,188
Tasco JSC(1)	130,800	108,965
Thanh Thanh Cong - Bien Hoa JSC(1)	125,232	68,058
Vietcap Securities JSC	61,230	107,712
Vietjet Aviation JSC(1)	91,994	409,313
Vietnam Construction and Import-Export JSC(1)	115,821	117,714
Vietnam Dairy Products JSC	319,848	890,419
Viglacera Corp. JSC	76,800	173,526
Vincom Retail JSC(1)	229,413	220,115
Vingroup JSC(1)	320,579	588,726
Vinh Hoan Corp.(1)	45,200	138,462
Vinhomes JSC(1)(3)	228,500	406,541
		$ 12,735,391
Total Common Stocks (identified cost $296,716,203)		$487,731,849

Rights — 0.0%(9)
Security	Shares	Value
Brazil — 0.0%(9)
Localiza Rent a Car S.A., Exp. 2/5/24(1)	189	$ 778
		$ 778
Morocco — 0.0%(9)
Bank of Africa, Exp. 10/7/24(1)	12	$ 4
		$ 4

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam — 0.0%
Ho Chi Minh City Technical, Exp. 1/3/24(1)	86,800	$ 0
		$ 0
Total Rights (identified cost $0)		$ 782

Short-Term Investments — 0.8%
Affiliated Fund — 0.0%(9)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(10)	123	$ 123
Total Affiliated Fund (identified cost $123)		$ 123

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(11)	3,603,834	$ 3,603,834
Total Securities Lending Collateral (identified cost $3,603,834)		$ 3,603,834
Total Short-Term Investments (identified cost $3,603,957)		$ 3,603,957

Total Investments — 101.9% (identified cost $300,320,160)	$491,336,588
Other Assets, Less Liabilities — (1.9)%	$ (8,973,738)
Net Assets — 100.0%	$482,362,850
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $9,141,775.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $18,821,965 or 3.9% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of these securities is $3,465,036 or 0.7% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(11)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.8%	$61,844,903
Industrials	11.1	53,318,108
Consumer Staples	10.0	48,287,218
Consumer Discretionary	9.8	47,105,692
Materials	9.4	45,560,484
Health Care	9.3	44,699,644
Information Technology	9.2	44,612,970
Energy	9.2	44,345,773
Communication Services	9.1	44,017,752
Utilities	5.7	27,436,708
Real Estate	5.5	26,503,379
Short-Term Investments	0.8	3,603,957
Total Investments	101.9%	$491,336,588
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Statement of Assets and Liabilities (Unaudited)

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $300,320,037) — including $9,141,775 of securities on loan	$ 491,336,465
Affiliated investments, at value (identified cost $123)	123
Cash	163,995
Foreign currency, at value (identified cost $3,496,020)	3,416,988
Dividends receivable	736,300
Dividends receivable from affiliated investments	1,430
Receivable for investments sold	1,045,498
Receivable for Fund shares sold	90,879
Securities lending income receivable	14,543
Tax reclaims receivable	189,806
Trustees' deferred compensation plan	207,152
Total assets	$497,203,179
Liabilities
Demand note payable	$ 8,550,000
Collateral for securities loaned	3,603,834
Payable for investments purchased	2,304
Payable for Fund shares redeemed	149,264
Payable to affiliates:
Investment adviser fee	185,420
Administration fee	206,096
Trustees' deferred compensation plan	207,152
Accrued foreign capital gains taxes	1,903,412
Accrued expenses	32,847
Total liabilities	$ 14,840,329
Net Assets	$482,362,850
Sources of Net Assets
Paid-in capital	$ 301,454,491
Distributable earnings	180,908,359
Net Assets	$482,362,850
Class I Shares
Net Assets	$ 482,362,850
Shares Outstanding	12,197,090
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 39.55

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $884,132)	$ 6,887,851
Dividend income from affiliated investments	25,733
Securities lending income, net	60,758
Total investment income	$ 6,974,342
Expenses
Investment adviser fee	$ 1,111,556
Administration fee	1,235,062
Interest expense and fees	16,960
Total expenses	$ 2,363,578
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 744
Total expense reductions	$ 744
Net expenses	$ 2,362,834
Net investment income	$ 4,611,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $347,159)	$ 12,186,982
Foreign currency transactions	(376,647)
Net realized gain	$11,810,335
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $272,992)	$ 6,347,463
Foreign currency	(23,481)
Net change in unrealized appreciation (depreciation)	$ 6,323,982
Net realized and unrealized gain	$18,134,317
Net increase in net assets from operations	$22,745,825

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Statements of Changes in Net Assets

	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,611,508	$ 16,217,042
Net realized gain	11,810,335	18,987,317
Net change in unrealized appreciation (depreciation)	6,323,982	7,145,244
Net increase in net assets from operations	$ 22,745,825	$ 42,349,603
Distributions to shareholders:
Class I	$ (27,328,590)	$ (48,701,817)
Total distributions to shareholders	$ (27,328,590)	$ (48,701,817)
Transactions in shares of beneficial interest:
Class I	$ (9,162,656)	$ (38,420,727)
Net decrease in net assets from Fund share transactions	$ (9,162,656)	$ (38,420,727)
Net decrease in net assets	$ (13,745,421)	$ (44,772,941)
Net Assets
At beginning of period	$ 496,108,271	$ 540,881,212
At end of period	$482,362,850	$496,108,271

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Financial Highlights

	Class I
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 39.960	$ 40.540	$ 54.690	$ 40.370	$ 48.520	$ 48.590
Income (Loss) From Operations
Net investment income(1)	$ 0.376	$ 1.266	$ 1.270	$ 0.859	$ 1.100	$ 1.042
Net realized and unrealized gain (loss)	1.530	2.087	(10.799)	14.354	(7.971)	(0.110)
Total income (loss) from operations	$ 1.906	$ 3.353	$ (9.529)	$ 15.213	$ (6.871)	$ 0.932
Less Distributions
From net investment income	$ (1.467)	$ (1.562)	$ (1.242)	$ (0.893)	$ (1.279)	$ (1.002)
From net realized gain	(0.849)	(2.371)	(3.379)	—	—	—
Total distributions	$ (2.316)	$ (3.933)	$ (4.621)	$ (0.893)	$ (1.279)	$ (1.002)
Net asset value — End of period	$ 39.550	$ 39.960	$ 40.540	$ 54.690	$ 40.370	$ 48.520
Total Return(2)	4.78% (3)	8.77%	(18.63)%	37.89%	(14.61)%	2.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$482,363	$496,108	$540,881	$838,973	$1,101,459	$2,341,680
Ratios (as a percentage of average daily net assets):
Expenses	0.96% (4)(5)	0.96% (5)	0.96% (5)	0.96%	0.96%	0.96%
Net investment income	1.87% (4)	3.18%	2.59%	1.79%	2.46%	2.21%
Portfolio Turnover	4% (3)	13%	14%	19%	2%	4%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended December 31, 2023 and the year ended June 30, 2023).

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of December 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Notes to Financial Statements (Unaudited) — continued

E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to December 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 321,103,714
Gross unrealized appreciation	$ 216,124,843
Gross unrealized depreciation	(45,891,969)
Net unrealized appreciation	$ 170,232,874
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2023, the investment adviser fee amounted to $1,111,556.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended December 31, 2023, the investment adviser fee paid was reduced by $744 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2023, the administration fee amounted to $1,235,062. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services to the Fund by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $17,747,231 and $40,586,718, respectively, for the six months ended December 31, 2023.
5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	142,565	$ 5,762,076	653,893	$ 26,220,262
Issued to shareholders electing to receive payments of distributions in Fund shares	521,265	20,574,332	980,356	37,253,545
Redemptions	(881,280)	(35,499,064)	(2,561,331)	(101,894,534)
Net decrease	(217,450)	$ (9,162,656)	(927,082)	$ (38,420,727)
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2023, the Fund had a balance outstanding pursuant to this line of credit of $8,550,000 at an annual interest rate of 6.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2023. Average borrowings and the average annual interest rate (excluding fees) for the six months ended December 31, 2023 were $452,174 and 6.41%, respectively.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At December 31, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $9,141,775 and $9,862,961, respectively. Collateral received was comprised of cash of $3,603,834 and U.S. government and/or agencies securities of $6,259,127. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$3,603,834	$ —	$ —	$ —	$3,603,834
The carrying amount of the liability for collateral for securities loaned at December 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2023.
8  Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $123, which represents less than 0.05% of the Fund's net assets. Transactions in such invesments by the Fund for the six months ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,439,137	$16,373,157	$(17,812,171)	$ —	$ —	$123	$25,733	123
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 10,234,785	$ 237,484,299	$ 0	$ 247,719,084
Emerging Europe	161,747	61,461,028	0	61,622,775
Latin America	41,304,456	32,655,080	0	73,959,536
Middle East/Africa	451,563	98,095,249	5,883,642	104,430,454
Total Common Stocks	$52,152,551	$ 429,695,656**	$ 5,883,642	$487,731,849
Rights	$ 782	$ —	$ —	$ 782
Short-Term Investments:
Affiliated Fund	123	—	—	123
Securities Lending Collateral	3,603,834	—	—	3,603,834
Total Investments	$55,757,290	$ 429,695,656	$ 5,883,642	$491,336,588
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2023 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

Parametric
Tax-Managed Emerging Markets Fund
December 31, 2023
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7736    12.31.23

Item 2. Code of Ethics

Not required in this filing

Item 3. Audit Committee Financial Expert

Not required in this filing

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 27, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: February 27, 2024